Access Flex Bear High Yield ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Markit iBoxx $ Liquid High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.95%	3.53%	4.57%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		1.25%	(0.33%)	1.35%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			(3.07%)	(2.66%)	(5.03%)
Performance Inception Date		Apr. 27, 2005
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.08%)	(2.66%)	(5.03%)
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.82%)	(2.00%)	(3.61%)
Service
Prospectus [Line Items]
Average Annual Return, Percent			(3.99%)	(3.60%)	(5.91%)
Performance Inception Date		Apr. 27, 2005

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.